INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	March 31, 2025	September 30, 2024
Land use rights	$4,125,953	$4,226,520
Software	1,266,070	1,118,650
License for drug manufacturing	55,724	57,082
Total	5,447,747	5,402,252
Less: accumulated amortization	(861,763)	(862,905)
Intangible assets, net	$4,585,984	$4,539,347

Schedule of estimated future amortization expense for intangible assets

Amortization
Year ending September 30,	expense
2025	$84,279
2026	84,166
2027	83,603
2028	83,603
2029	83,603
Thereafter	4,166,730
$4,585,984